INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
4.	INVENTORIES

Inventories consist of the following:

	At December 31,
	2010	2011
	$	$

Raw materials	23,836,616	11,022,409
Work-in-process	10,020,361	4,438,970
Finished goods	38,477,990	28,516,038
Inventories	72,334,967	43,977,417

As of December 31, 2010 and 2011 inventories were written down by $2,539,538 and $7,765,270, to reflect the lower of cost or market adjustments.